Staff Expenses - Summary of Stock Options Outstanding and Exercisable (Detail)	12 Months Ended
	Dec. 31, 2018 EUR (€) shares yr	Dec. 31, 2017 EUR (€) shares yr	Dec. 31, 2016 EUR (€) shares yr
Stock Options Outstanding and Exercisable [Line Items]
Weighted average remaining contractual life (years)	10
Weighted average exercise price	€ 13.65	€ 13.81	€ 10.43
Options outstanding and exercisable as at 31 December | shares	5,123,853	15,141,980	25,574,912
Range of exercise price 0.00 - 5.00 [member]
Stock Options Outstanding and Exercisable [Line Items]
Weighted average remaining contractual life (years) | yr	0.21	1.21	2.21
Weighted average exercise price	€ 2.88	€ 2.88	€ 2.88
Options outstanding and exercisable as at 31 December | shares	1,930,068	2,294,423	3,086,449
Range of exercise price 0.00 - 5.00 [member] | Minimum [member]
Stock Options Outstanding and Exercisable [Line Items]
Range of exercise price in euros	€ 0
Range of exercise price 0.00 - 5.00 [member] | Maximum [member]
Stock Options Outstanding and Exercisable [Line Items]
Range of exercise price in euros	€ 5
Range of exercise price 5.00 - 10.00 [member]
Stock Options Outstanding and Exercisable [Line Items]
Weighted average remaining contractual life (years) | yr	1.21	2.21	3.21
Weighted average exercise price	€ 7.38	€ 7.38	€ 7.37
Options outstanding and exercisable as at 31 December | shares	3,193,785	3,754,542	5,248,657
Range of exercise price 5.00 - 10.00 [member] | Minimum [member]
Stock Options Outstanding and Exercisable [Line Items]
Range of exercise price in euros	€ 5
Range of exercise price 5.00 - 10.00 [member] | Maximum [member]
Stock Options Outstanding and Exercisable [Line Items]
Range of exercise price in euros	€ 10
Range of exercise price 10.00 - 15.00 [member]
Stock Options Outstanding and Exercisable [Line Items]
Weighted average remaining contractual life (years) | yr	0	0.71	1.71
Weighted average exercise price	€ 0	€ 14.35	€ 14.35
Options outstanding and exercisable as at 31 December | shares	0	110,086	137,706
Range of exercise price 10.00 - 15.00 [member] | Minimum [member]
Stock Options Outstanding and Exercisable [Line Items]
Range of exercise price in euros	€ 10
Range of exercise price 10.00 - 15.00 [member] | Maximum [member]
Stock Options Outstanding and Exercisable [Line Items]
Range of exercise price in euros	€ 15
Range of exercise price 15.00 - 20.00 [member]
Stock Options Outstanding and Exercisable [Line Items]
Weighted average remaining contractual life (years) | yr	0	0.21	1.21
Weighted average exercise price	€ 0	€ 16.84	€ 16.83
Options outstanding and exercisable as at 31 December | shares	0	8,982,929	9,460,529
Range of exercise price 15.00 - 20.00 [member] | Minimum [member]
Stock Options Outstanding and Exercisable [Line Items]
Range of exercise price in euros	€ 15
Range of exercise price 15.00 - 20.00 [member] | Maximum [member]
Stock Options Outstanding and Exercisable [Line Items]
Range of exercise price in euros	€ 20
Range of exercise price 20.00 - 25.00 [member]
Stock Options Outstanding and Exercisable [Line Items]
Weighted average remaining contractual life (years) | yr	0	0	0.23
Weighted average exercise price	€ 0	€ 0	€ 24.62
Options outstanding and exercisable as at 31 December | shares	0	0	7,259,027
Range of exercise price 20.00 - 25.00 [member] | Minimum [member]
Stock Options Outstanding and Exercisable [Line Items]
Range of exercise price in euros	€ 20
Range of exercise price 20.00 - 25.00 [member] | Maximum [member]
Stock Options Outstanding and Exercisable [Line Items]
Range of exercise price in euros	€ 25
Range of exercise price 25.00 - 30.00 [member]
Stock Options Outstanding and Exercisable [Line Items]
Weighted average remaining contractual life (years) | yr	0	0	0.38
Weighted average exercise price	€ 0	€ 0	€ 25.42
Options outstanding and exercisable as at 31 December | shares	0	0	346,544
Range of exercise price 25.00 - 30.00 [member] | Minimum [member]
Stock Options Outstanding and Exercisable [Line Items]
Range of exercise price in euros	€ 25
Range of exercise price 25.00 - 30.00 [member] | Maximum [member]
Stock Options Outstanding and Exercisable [Line Items]
Range of exercise price in euros	€ 30